Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments Held by the Plan and Master Trust
The following table presents the investments held by the Plan and Master Trust as of December 31:

(in thousands of dollars)	2025	2024
Common Stock and Mutual Funds
Sonoco Stock	$33,124	$41,050
Self-Directed Brokerage Account	9,576	9,413
	42,700	50,463

Collective Trusts
S&P 500 Index Fund	362,735	392,516
S&P Mid-Cap Fund	111,178	126,162
Bond Market Index Fund	104,753	115,986
International Stock Index Fund	115,027	115,921
Russell Small Cap Index Fund	51,978	59,334
SSGA Retirement Date Funds:
SSGA Retirement 2020 Fund	—	28,275
SSGA Retirement 2025 Fund	67,324	77,155
SSGA Retirement 2030 Fund	111,669	131,363
SSGA Retirement 2035 Fund	99,012	98,764
SSGA Retirement 2040 Fund	95,936	96,440
SSGA Retirement 2045 Fund	49,670	47,058
SSGA Retirement 2050 Fund	58,494	58,436
SSGA Retirement 2055 Fund	42,025	37,803
SSGA Retirement 2060 Fund	25,304	23,523
SSGA Retirement 2065 Fund	16,976	13,020
SSGA Retirement Income Fund	32,879	11,286
	1,344,960	1,433,042

Stable Value Fund
Synthetic guaranteed investment contracts	112,771	139,701
Collective trusts	2,940	4,507
	115,711	144,208

Total investments	$1,503,371	$1,627,713